Investment Strategy	Feb. 28, 2025
2x Bitcoin Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to bitcoin futures contracts that trade only on an exchange registered with the CFTC (“Bitcoin Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of bitcoin for a single day. The Fund does not invest directly in bitcoin. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day.

The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; shares of other Bitcoin-linked exchange traded investment products not registered under the 1940 Act (“Bitcoin-Linked ETPs”); and swap agreement transactions that reference Other Investment Companies, bitcoin, Bitcoin-Linked ETPs, Bitcoin Futures Contracts, or bitcoin-related indexes.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as Adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act.

Bitcoin Futures Contracts

In order to obtain 2x daily exposure to bitcoin, the Fund intends to typically enter into cash-settled Bitcoin Futures Contracts as the “buyer”. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to bitcoin, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund invests in Bitcoin Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Bitcoin Futures Contracts were not readily available, the Fund would fair value its Bitcoin Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Bitcoin Futures Contracts; and comparison to other major digital asset futures, such as ether; and bitcoin prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Bitcoin

Bitcoin is a digital asset that can be transferred among participants on the bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer bitcoin transactions or maintain the bitcoin ledger, the term decentralized is often used in descriptions of bitcoin.

Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network. Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the bitcoin network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development. The value of bitcoin is in part determined by the supply of, and demand for, bitcoin in the global markets for the trading of bitcoin, market expectations for the adoption of bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that bitcoin in a transfer that the Bitcoin network will recognize.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that have high quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Bitcoin Futures Contracts. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to bitcoin, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Bitcoin Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar securities and assets to those in which the Fund may invest.

Options on Other Investment Companies

The Fund may invest in options on Other Investment Companies, which are funds registered under the 1940 Act including exchange-traded funds, that invest in similar securities and assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Other Investment Companies that serve as the reference asset for the option contracts utilized by the Fund will be RICs for tax purposes. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Bitcoin-Linked ETPs

Bitcoin-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot bitcoin, and trade intra-day on a national securities exchange. Bitcoin-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the bitcoin held by the ETP. This means that the sponsor of the ETP does not sell bitcoin at times when its price is high or acquire bitcoin at low prices in the expectation of future price increases. Although the shares of a Bitcoin-Linked ETP are not the exact equivalent of a direct investment in bitcoin, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain bitcoin exposure through the securities market.

Swaps that reference Other Investment Companies, Bitcoin, Bitcoin-Linked ETPs, Bitcoin Futures Contracts, or bitcoin-related indexes.

Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of Other Investment Companies, Bitcoin, shares of Bitcoin-Linked ETPs, Bitcoin Futures Contracts, or bitcoin-related indexes.

2x Corn ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to corn futures contracts that trade only on an exchange registered with the CFTC (“Corn Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Corn Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of the price of corn for future delivery for a single day. For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of corn that is reflected in the next, or second to next, expiring Corn Futures Contract. If the Fund is invested in other Corn-Linked Instruments, the value of corn will be determined by an average of how corn is valued in the financial instruments in which the Fund invests.

The Fund does not intend to take physical delivery of corn associated with the Corn Futures Contracts. Instead, the Fund seeks to benefit from increases in the price of Corn Futures Contracts for a single day. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Corn-Linked Instruments. For purposes of this policy, “Corn-Linked Instruments” means Corn Futures Contracts and (i) shares of other corn-linked exchange-traded investment products not registered under as investment companies (“Corn-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); and (ii) swap agreement transactions that reference corn, Corn-Linked ETPs, Corn Futures Contracts, or corn-referenced indexes.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to corn and/or Corn Futures Contracts.

Corn Futures Contracts

In order to obtain 2x daily exposure to corn, the Fund intends to typically enter into cash-settled Corn Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to corn, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s Corn Futures Contracts may differ from that of corn due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

Standard Corn Futures Contracts trade on the Chicago Board of Trade (the “CBOT”) in unites of 5,000 bushels. Three grades of corn are deliverable under CBOT Corn Futures Contracts: Number 1 yellow, which may be delivered at 1.5 cents over the contract price; Number 2 yellow, which may be delivered at the contract price; and Number 3 yellow, between a 2 and 4 cents per bushel under contract price depending on broken corn and foreign material and damage grade factors. There are five months each year in which CBOT Corn Futures Contracts expire: March, May, July, September, and December.

The Fund invests in Corn Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A..

If circumstances occur where market prices for Corn Futures Contracts were not readily available, the Fund would fair value its Corn Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Corn Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Corn

Corn is currently the most widely produced livestock feed grain in the United States. The two largest demands of the United States’ corn crop are used in livestock feed and ethanol production. Corn is also processed into food and industrial products. The United States Department of Agriculture (the “USDA”) publishes weekly, monthly, quarterly and annual updates for U.S. domestic and worldwide corn production and consumption, and for other grains such as soybeans and wheat, which can be used in some cases as a substitute for corn. The United States is the world’s leading producer and exporter of corn. The price per bushel of corn in the United States is primarily a function of both U.S. and global production and demand.

As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. Generally, these adverse effects may cause continued volatility in the price of corn, corn futures, and the price of Shares.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB-or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Corn Futures Contracts. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to corn, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Corn Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Corn-Linked ETPs

The Fund may invest in shares of Corn-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of corn for future delivery, and trade intra-day on a national securities exchange. Corn-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to corn held by the ETP. This means that the sponsor of the ETP does not sell corn futures contracts at times when its price is high or acquire corn futures contracts at low prices in the expectation of future price increases.

Swaps that reference corn, Corn-Linked ETPs, Corn Futures Contracts, or corn-referenced indexes.

The Fund may invest in cash-settled swap agreements referencing corn, Corn-Linked ETPs, Corn Futures Contracts or corn-referenced indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of corn, shares of Corn-Linked ETPs, Corn Futures Contracts, or corn-referenced indexes.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Corn-Linked Instruments.
2x Ether ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing its assets principally in cash-settled ether futures contracts that trade only on an exchange registered with the CFTC, which currently is the Chicago Mercantile Exchange (“CME”) (“Ether Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Ether Futures Contracts (“Collateral Investments”). The Fund does not invest directly in ether. Instead, the Fund seeks to benefit from increases in the price of Ether Futures Contracts in its pursuit of seeking to produce 2x the performance of ether.

The Fund also may invest in: reverse repurchase agreement transactions; shares of other investment companies registered under the Investment Company Act of 1940 (the “1940 Act”) that invest in similar securities and assets to those in which the Fund may invest. (“Other Investment Companies”); exchange traded options on Other Investment Companies; and swap agreement transactions that reference Other Investment Companies, ether, Ether Futures Contracts, or ether-related indexes (together with Ether Futures Contracts, “Ether-Linked Investments”).

Under normal circumstances, the Fund invests at least 80% of the value of its assets in Ether-Linked Investments. The Fund expects to gain 2x exposure to the performance of ether by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as Adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act.

The Fund invests in Ether Futures Contracts and not in ether directly. Ether Futures Contracts are relatively new investments. They are subject to unique and substantial risks, and historically, have been subject to significant price volatility. The value of an investment in the Fund could decline significantly and without warning, including to zero. You may lose the full value of your investment within a single day. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

The value of an investment in the Fund could decline significantly and without warning, including to zero. You should be prepared to lose your entire investment. The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Ether Futures Contracts

The Fund will not invest directly in ether.

Ether is a digital asset that is created and transmitted through the operations of the peer-to-peer “Ethereum Network,” a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Ethereum Network, the infrastructure of which is collectively maintained by a decentralized user base. The Ethereum Network allows people to exchange tokens of value, called ether, which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, including computational power on the Ethereum Network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset exchanges or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Ethereum Network also allows users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum Network. Smart contract operations are executed on the Ethereum Blockchain in exchange for payment of ether. The Ethereum Network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

In order to obtain 2x exposure to the performance of ether, the Fund intends to typically enter into cash-settled Ether Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x exposure to the performance of ether, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund, and Ether Futures Contracts have historically been in contango. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund invests in Ether Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A.

If circumstances occur where market prices for Ether Futures Contracts were not readily available, the Fund would fair value its Ether Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Ether Futures Contracts; and comparison to other major digital asset futures, such as bitcoin; and ether prices in the spot market. The Sponsor would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Ether

Ether is a digital asset. The ownership and behavior of ether is determined by participants in online, peer-to-peer networks that connect computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Ethereum Network. The Ethereum Network is a peer-to-peer payment network that operates on a cryptographic protocol, commonly referred to as the “Ethereum Protocol.” The value of ether is not backed by any government, corporation or other identified body. Its value is determined, in part, by the supply and demand in markets created to facilitate the trading of ether. Ownership and the ability to transfer or take other actions with respect to ether is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys — a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

The Ethereum Network was originally described in a 2013 white paper by Vitalik Buterin, a programmer involved with bitcoin, with the goal of creating a global platform for decentralized applications powered by smart contracts. The formal development of the Ethereum Network began through a Swiss firm called Ethereum Switzerland GmbH in conjunction with several other entities. Subsequently, the Ethereum Foundation, a Swiss non-profit organization, was set up to oversee the protocol’s development. The Ethereum Network went live on July 30, 2015. Unlike other digital assets such as bitcoin, which are solely created through a progressive mining process, 72.0 million ether were created in connection with the launch of the Ethereum Network. The initial 72.0 million ether were distributed as follows:

Initial Distribution: 60.0 million ether, or 83.33% of the supply, was sold to the public in a crowd sale conducted between July and August 2014 that raised approximately $18 million which was used to fund the development of the Ethereum Network.

Ethereum Foundation: 6.0 million ether, or 8.33% of the supply, was distributed to the Ethereum Foundation for operational costs.

Ethereum Developers: 3.0 million ether, or 4.17% of the supply, was distributed to developers who contributed to the Ethereum Network.

Developer Purchase Program: 3.0 million ether, or 4.17% of the supply, was distributed to members of the Ethereum Foundation to purchase at the initial crowd sale price.

Following the launch of the Ethereum Network, ether supply initially increased through a progressive mining process. Following the introduction of EIP-1559, described below, ether supply and issuance rate varies based on factors such as recent use of the network. Coinciding with the network launch, it was decided that EthSuisse would be dissolved, designating the Ethereum Foundation as the sole organization dedicated to protocol development. Historically and continuing through the present, the development of the source code of the Ethereum Protocol has been overseen by the Ethereum Foundation and the core developers. The core developers evolve over time, largely based on self-determined participation. The Ethereum Network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum Network; users of the Ethereum Network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.

Ether may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Ether may be used as a medium of exchange or unit of account. Although a number of large and small retailers accept ether as a form of payment in the United States and foreign markets, there is relatively limited use of ether for commercial and retail payments. Similarly, ether may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although it has experienced significant periods of price volatility.

The value of ether is determined by the value that various market participants place on ether through their transactions. Price discovery occurs through secondary market trading on ether trading platforms, over-the-counter trading desks and direct peer-to-peer payments. Many digital asset trading platforms are open 24 hours a day, 7 days a week. Digital asset trading platforms and over-the-counter trading desks have a relatively limited history, limited liquidity and trading across trading platforms order books which has resulted in periods of high volatility and price divergence among trading platforms. In addition, during high volatility periods, in addition to price divergences, some ether trading platforms have experienced issues related to account access and trade execution.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Ether Futures Contracts. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its investment objective by maintaining the desired level of leveraged exposure to ether, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Ether Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Other Investment Companies

The Fund may invest in shares of Other Investment Companies, that is, shares of investment companies registered under the 1940 Act that invest in similar securities and assets to those in which the Fund may invest.

Options on Other Investment Companies

The Fund may invest in options on Other Investment Companies, which are funds registered under the 1940 Act including exchange-traded funds, that invest in similar securities and assets to those in which the Fund may invest. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy shares of an investment company, from the writer of the option (in the case of a call option), or to sell shares of the investment company to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the shares of the investment company, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. The Other Investment Companies that serve as the reference asset for the option contracts utilized by the Fund will be RICs for tax purposes. The Fund may utilize “American” style options or “European” style options. American style options are exercisable on any date prior to the expiration date of the option contract. In contrast, European style options are exercisable only on the expiration date of the option contract.

Ether-Linked ETPs

Ether-Linked ETPs are exchange-traded investment products that are not registered under the 1940 Act that derive their value from a basket of spot ether, and trade intra day on a national securities exchange. Ether-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the ether held by the ETP. This means that the sponsor of the ETP does not sell ether at times when its price is high or acquire ether at low prices in the expectation of future price increases. Ether-Linked ETPs typically invest in ether. Because these products are not registered under the 1940 Act, shareholders in such funds are not afforded the protections provided by the 1940 Act, including, for example, requirements regarding the safekeeping and proper valuation of fund assets, restrictions on transactions with affiliates, limits on leverage, and certain other governance requirements.

Swaps that reference Other Investment Companies, Ether, Ether Futures Contracts, or Ether-related indexes.

The Fund may invest in cash settled swap agreements referencing Other Investment Companies, ether, Ether-Linked ETPs, Ether Futures Contracts or ether-related indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of Other Investment Companies, ether, Ether Futures Contracts, or ether-related indexes.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of the value of its assets in Ether-Linked Investments.
2x Wheat ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an exchange-traded fund (“ETF”) that seeks to achieve its investment objective primarily through managed exposure to wheat futures contracts that trade only on an exchange registered with the CFTC (“Wheat Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Wheat Futures Contracts (“Collateral Investments”). In this manner, the Fund seeks to provide investment results that correspond to twice the performance of the price of wheat for future delivery for a single day. For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of wheat that is reflected in the next, or second to next, expiring Wheat Futures Contract. If the Fund is invested in other Wheat-Linked Instruments, the value of wheat will be determined by an average of how wheat is valued in the financial instruments in which the Fund invests.

The Fund does not intend to take physical delivery of wheat associated with the Wheat Futures Contracts. Instead, the Fund seeks to benefit from increases in the price of Wheat Futures Contracts for a single day. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Wheat-Linked Instruments. For purposes of this policy, “Wheat-Linked Instruments” means Wheat Futures Contracts and (i) shares of other wheat-linked exchange traded investment products not registered under the as investment companies (“Wheat-Linked ETPs”) under the Investment Company Act of 1940, as amended (the “1940 Act”); and (ii) swap agreement transactions that reference wheat, Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-referenced indexes

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund may invest more than 25% of its total assets in investments that provide exposure to wheat and/or Wheat Futures Contracts.

Wheat Futures Contracts

In order to obtain 2x daily exposure to wheat, the Fund intends to typically enter into cash-settled Wheat Futures Contracts as the “buyer,” except as detailed below. In simplest terms, in a cash-settled futures market the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. In order to maintain its 2x daily exposure to wheat, the Fund intends to exit its futures contracts as they near expiration and replace them with new futures contracts with a later expiration date. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund. Further, the returns of the Fund’s Wheat Futures Contracts may differ from that of wheat due to the divergence in prices or the costs associated with investing in futures contracts, which may negatively impact the Fund’s returns.

Standard Wheat Futures Contracts trade on the Chicago Board of Trade (the “CBOT”) in units of 5,000 bushels. There are several types of wheat grown in the U.S., which are classified in terms of color, hardness and growing season. CBOT Wheat Futures Contracts call for the delivery of #2 soft red winter wheat, which is generally grown in the eastern third of the United States. However, other types and grades of wheat may also be delivered (Grade #1 soft red winter wheat, Hard Red Winter, Dark Northern Spring and Northern Spring wheat may be delivered at 3 cents premium per bushel over the contract price and #2 soft red winter wheat, Hard Red Winter, Dark Northern Spring and Northern Spring wheat may be delivered at the contract price). Winter wheat is planted in the fall and is harvested in the late spring or early summer of the following year, while spring wheat is planted in the spring and harvested in late summer or fall of the same year.

The Fund invests in Wheat Futures Contracts indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A..

If circumstances occur where market prices for Wheat Futures Contracts were not readily available, the Fund would fair value its Wheat Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Wheat Futures Contracts; and comparison to other major commodity futures. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

Wheat

Wheat is used to produce flour, the key ingredient for breads, pasta, crackers, and many other food products, as well as several industrial products such as starches and adhesives. Wheat by-products are used in livestock feeds. Wheat is a staple commodity used pervasively across the globe so that any contractions in consumption may only be temporary as has historically been the case. Wheat is the principal food grain produced in the United States, and the United States’ output of wheat is typically exceeded only by that of China, the European Union, Russia, and India. The United States Department of Agriculture (“USDA”) publishes weekly, monthly, quarterly, and annual updates for U.S. domestic and worldwide wheat production and consumption. If the global demand of wheat is not equal to global supply, this may have an impact on the price of wheat. Global wheat consumption may fluctuate year over year due to any number of reasons which may include, but is not limited to, economic conditions, global health concerns, international trade policy.

As a general matter, the occurrence of a severe weather event, natural disaster, terrorist attack, geopolitical events, outbreak, or public health emergency as declared by the World Health Organization, the continuation or expansion of war or other hostilities, or a prolonged government shutdown may have significant adverse effects on the Fund and its investments and alter current assumptions and expectations. Generally, these adverse effects may cause continued volatility in the price of wheat, wheat futures, and the price of Shares.

Collateral Investments

The Fund will invest assets in Collateral Investments. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.).

The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Subsidiary’s investments in Wheat Futures Contracts. The Fund expects that it will primarily invest its assets, and that the Subsidiary will primarily invest its assets, in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

Other Investments

In order to help the Fund meet its daily investment objective by maintaining the daily desired level of leveraged exposure to wheat, maintain its tax status as a regulated investment company on days in and around quarter-end, help the Fund maintain its desired exposure to Wheat Futures Contracts when it is approaching or has exceeded position limits or accountability levels, or because of liquidity or other constraints, the Fund may invest in the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary, it may use the short-term Treasury Bills it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund, which the Adviser expects will allow the Fund to meet the Asset Diversification Test. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Wheat-Linked ETPs

The Fund may invest in shares of Wheat-Linked ETPs, which are exchange-traded investment products not registered under the 1940 Act that seek to match the daily changes in the price of wheat for future delivery, and trade intra-day on a national securities exchange. Wheat-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the exposure to wheat held by the ETP. This means that the sponsor of the ETP does not sell wheat futures contracts at times when its price is high or acquire wheat futures contracts at low prices in the expectation of future price increases.

Swaps that reference wheat, Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-referenced indexes.

The Fund may invest in cash-settled swap agreements referencing wheat, Wheat-Linked ETPs, Wheat Futures Contracts or wheat-referenced indexes. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be shares of wheat, shares of Wheat-Linked ETPs, Wheat Futures Contracts, or wheat-referenced indexes.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in Wheat-Linked Instruments.
One+One S&P 500 and Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed futures contracts, pooled investment vehicles (such as other ETFs and other exchange-traded investment products not registered under the Investment Company Act of 1940 (the “1940 Act”)) (“Underlying Funds”), equities, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments (“Collateral Investments”). In seeking its investment objective, the Fund seeks to participate in 100% of the returns of the S&P 500® Index (the “S&P 500”) plus 100% of the returns of bitcoin (“Bitcoin”) (“Target Exposures”). Under normal circumstances, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in assets that provide exposure to the S&P 500 and Bitcoin. For purposes of this policy, derivative contracts will be valued at their notional value, which is the total underlying amount of a derivatives trade, rather than the cost (or market value) of making the trade.

Under normal circumstances, the Fund seeks magnified exposure of 200% of its total assets through the use of leverage. It achieves leverage principally through the use of financial instruments (such as futures contracts or swap agreements). Using these instruments, the Fund can control a larger value relative to a smaller margin deposit, giving the Fund the ability to magnify its exposure to the S&P 500 and Bitcoin. Under normal circumstances, the Fund will allocate 100% of its total assets to S&P 500 exposure and also, or “plus,” 100% of its total assets to Bitcoin exposure.

For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of Bitcoin that is reflected in the next, or second to next, expiring Bitcoin Futures Contract. If the Fund is invested in other instruments linked to the value of Bitcoin, the value of Bitcoin will be determined by an average of how Bitcoin is valued in the financial instruments in which the Fund invests.

The Fund, either directly or indirectly via the Subsidiary (defined below) will primarily invest in: (i) futures contracts that reference the S&P 500 (“S&P 500 Futures Contracts”); (ii) futures contracts that reference Bitcoin that trade only on an exchange registered with the CFTC (“Bitcoin Futures Contracts” and collectively with S&P 500 Futures Contracts, “Futures Contracts”); (iii) Underlying Funds that track the performance of the S&P 500; (iv) Underlying Funds that track the performance of Bitcoin (“Bitcoin-Linked ETPs”); (v) equities; and (vi) cash and cash equivalents. The Fund also may invest in “Other Investments” which include: (i) reverse repurchase agreement transactions; (ii) swap agreements that reference either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin; and (iii) option contracts that reference either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin. Depending on which type of assets the Fund is invested in at any given time, the Fund may experience greater tracking deviation from the performance of the S&P 500 or Bitcoin.

The Fund expects to gain exposure of 100% of its assets to Bitcoin by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective, and may return substantially less than 100% of the returns of Bitcoin.

The Fund allocation of 100% exposure to the S&P 500 and 100% exposure to Bitcoin may deviate over time due principally to valuation changes of the Fund’s investments. The allocation also may deviate due to other circumstances, e.g., if a particular financial instrument is unavailable for investment or position or accountability limits on futures contracts have been triggered. Under normal circumstances, the Fund expects to rebalance its portfolio back to 100% exposure to the S&P 500 and 100% exposure to Bitcoin after the difference in asset weights exceeds 20% (i.e., 110% + 90%) on two consecutive market closes, or after the sum of the assets weights falls below 90% or exceeds 110% of the sum of the Target Exposures on two consecutive market closes.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. The Adviser will continuously monitor the Fund’s holdings. However, it is possible that the percentage of each exposure may deviate from the Target Exposures.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund will have economic exposure that is concentrated to the extent the S&P 500 concentrates its investments and except that the Fund may invest more than 25% of its total assets in investments that provide exposure to Bitcoin and/or Bitcoin Futures Contracts. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

S&P 500 Exposure

The Fund seeks to capture the price return of the S&P 500 by having exposure of 100% of its total assets to the price returns of the S&P 500. To do so, the Fund will primarily invest in S&P 500 Futures Contracts, the Underlying Funds that provide exposure to the S&P 500 and/or the equity securities of the constituents comprising the S&P 500. With respect to the Underlying Funds, low-cost ETFs with ample liquidity will be favored. Under normal circumstances, the Fund’s exposure to the S&P 500 will be 100% of the Fund’s total assets. The Fund is an actively-managed ETF and, accordingly, the Adviser will determine, based on market conditions, relative investing costs, and anticipated levels of tracking error from each type of investment, when the Fund will use S&P 500 Futures Contracts, Underlying Funds that provide exposure to the S&P 500 or equities comprising the S&P 500, in seeking to achieve S&P 500 returns. The Fund also reserves the right to obtain exposure to the S&P 500 through either a replication or representative sampling strategy.

The S&P 500 measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC. The securities in the S&P 500 are weighted based on the float-adjusted market value of their outstanding shares. The S&P 500 rebalances quarterly in March, June, September, and December. The S&P 500 consists of securities from a broad range of industries, and has significant exposure to companies in the information technology sector.

Bitcoin Exposure

The Fund seeks to capture the price return of Bitcoin by having 100% of its total assets exposed to the price returns of Bitcoin. To do so, the Fund will primarily invest in Bitcoin Futures Contracts and Underlying Funds that provide exposure to Bitcoin. With respect to the Underlying Funds, low-cost ETFs and/or Bitcoin-Linked ETPs that have ample liquidity will be favored. Bitcoin-Linked ETPs seek to track the performance of the price of Bitcoin before payment of the ETPs’ expenses and liabilities and they do this by directly investing in and holding Bitcoin. Under normal circumstances, the Fund’s exposure to Bitcoin will be 100% of the Fund’s total assets. The Fund does not invest directly in Bitcoin.

Bitcoin is a digital asset that can be transferred among participants on the Bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer Bitcoin transactions or maintain the Bitcoin ledger, the term decentralized is often used in descriptions of Bitcoin. Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network.

Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the Bitcoin Network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of Bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development. The value of Bitcoin is in part determined by the supply of, and demand for, Bitcoin in the global markets for the trading of Bitcoin, market expectations for the adoption of Bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept Bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for Bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle Bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first Bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each Bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that Bitcoin in a transfer that the Bitcoin network will recognize.

Fund Investments

In order to obtain the 100% exposure to the S&P 500 plus 100% exposure to Bitcoin, the Fund intends to enter into cash-settled Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures contract the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. Futures contracts have a limited maturity before they expire (e.g., monthly). The Fund will frequently “roll” its Futures Contracts and replace an expiring contract with a contract that expires further in the future. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund invests in Futures Contracts, and other investments that provide exposure to Bitcoin or the S&P 500, indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A. References to investments by the Fund should be read to mean investments by either the Fund or the Subsidiary.

If circumstances occur where market prices for Futures Contracts were not readily available, the Fund would fair value its Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Bitcoin Futures Contracts; comparison to other major digital asset futures, such as ether; and Bitcoin prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Fund may also purchase shares of the Underlying Funds to obtain its 100% plus 100% exposure to the S&P 500 and Bitcoin. The Underlying Funds are structured as ETFs or exchange-traded products (“ETPs”), which are investment pools that invest in other securities and are traded on an exchange. ETFs are a type of registered investment company under the 1940 Act, while ETPs are not registered as investment companies under the 1940 Act. The Underlying Funds in which the Fund may invest will seek to replicate the performance of either the S&P 500 or Bitcoin. Additionally, the Fund may also invest directly in the equity securities of the constituents of the S&P 500.

The Fund will also invest assets in Collateral Investments, which are designed to provide liquidity and serve as margin for the Fund’s investments in S&P 500 Futures Contracts and/or the Subsidiary’s investments in Bitcoin Futures Contracts. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Fund expects that it will primarily invest its assets in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

In addition to the assets detailed above, the Fund may also invest in other investments to meet its investment objective and maintain its desired 100% plus 100% exposure, while maintaining its tax status as a regulated investment company on days in and around quarter-end and/or help the Fund maintain its desired exposure to both the S&P 500 and Bitcoin if it is approaching or has exceeded its position limits or accountability levels, or because of liquidity or other constraints. These investments include the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary or otherwise enters into these transactions, it may use the short-term U.S. Treasury Bills (“Treasury Bills”) it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Bitcoin-Linked ETPs

The Fund may invest in shares of Bitcoin-Linked ETPs, which investment products that are not registered under the 1940 Act, trade intra-day on a national securities exchange and derive their value from a basket of spot Bitcoin. Bitcoin-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the Bitcoin held by the ETP. This means that the sponsor of the ETP does not sell Bitcoin at times when its price is high or acquire Bitcoin at low prices in the expectation of future price increases. Although the shares of a Bitcoin-Linked ETP are not the exact equivalent of a direct investment in Bitcoin, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain Bitcoin exposure through the securities market.

Swaps that reference either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin.

The Fund may invest in cash-settled swap agreements referencing either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be either the S&P 500 or Bitcoin, shares of the Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin.

Option Contracts that reference either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin.

The Fund may invest in cash-settled option contracts referencing either the S&P 500 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. A call option contract gives the buyer of the call option contract the right (but not the obligation) to buy, and the seller of the call option contract (i.e., the “writer”) the obligation to sell, a specified amount of an underlying security at a pre-determined price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the writer of the put option contract the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price. In the case of the Fund, the reference asset for its option contracts can be either the S&P 500 or Bitcoin, shares of the Underlying Funds, or indices that provide similar exposure to that of the S&P 500 or Bitcoin.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in assets that provide exposure to the S&P 500 and Bitcoin.
One+One Nasdaq-100(R) and Bitcoin ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed futures contracts, pooled investment vehicles (such as other ETFs and other exchange-traded investment products not registered under the Investment Company Act of 1940 (the “1940 Act”)) (“Underlying Funds”), equities, and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments (“Collateral Investments”).

In seeking its investment objective, the Fund seeks to participate in 100% of the returns of the Nasdaq-100 Index® (the “Nasdaq-100”) plus 100% of the returns of bitcoin (“Bitcoin”) (“Target Exposures”). Under normal circumstances, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in assets that provide exposure to the Nasdaq-100 and Bitcoin. For purposes of this policy, derivative contracts will be valued at their notional value, which is the total underlying amount of a derivatives trade, rather than the cost (or market value) of making the trade.

Under normal circumstances, the Fund seeks magnified exposure of 200% of its total assets through the use of leverage. It achieves leverage principally through the use of financial instruments (such as futures contracts or swap agreements). Using these instruments, the Fund can control a larger value relative to a smaller margin deposit, giving the Fund the ability to magnify its exposure to the Nasdaq-100 and Bitcoin. Under normal circumstances, the Fund will allocate 100% of its total assets to Nasdaq-100 exposure and also, or “plus,” 100% of its total assets to Bitcoin exposure.

For the purpose of the Fund’s investment objective, under normal circumstances, the Fund will use the price of Bitcoin that is reflected in the next, or second to next, expiring Bitcoin Futures Contract. If the Fund is invested in other instruments linked to the Value of Bitcoin, the value of Bitcoin will be determined by an average of how Bitcoin is valued in the financial instruments in which the Fund invests.

The Fund, either directly or indirectly via the Subsidiary (defined below) will primarily invest in: (i) futures contracts that reference the Nasdaq-100 (“Nasdaq-100 Futures Contracts”); (ii) futures contracts that reference Bitcoin that trade only on an exchange registered with the CFTC (“Bitcoin Futures Contracts” and collectively with Nasdaq-100 Futures Contracts, “Futures Contracts”); (iii) Underlying Funds that track the performance of the Nasdaq-100; (iv) Underlying Funds that track the performance of Bitcoin (“Bitcoin-Linked ETPs”); (v) equities; and (vi) cash and cash equivalents. The Fund also may invest in “Other Investments” which include: (i) reverse repurchase agreement transactions; (ii) swap agreements that reference either the Nasdaq-100 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin; and (iii) option contracts that reference either the Nasdaq-100 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin. Depending on which type of assets the Fund is invested in at any given time, the Fund may experience greater tracking deviation from the performance of the Nasdaq-100 or Bitcoin.

The Fund expects to gain exposure of 100% of its total assets to Bitcoin by investing a portion of its assets in a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986 (the “Code”), the Fund will have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. The Fund expects to reduce its exposure to its Subsidiary during these periods by investing in certain other investments as described below. During these periods, the Fund may not achieve its investment objective, and may return substantially less than 100% of the returns of Bitcoin.

The Fund allocation of 100% exposure to the Nasdaq-100 and 100% exposure to Bitcoin may deviate over time due principally to valuation changes of the Fund’s investments. The allocation also may deviate due to other circumstances, e.g., if a particular financial instrument is unavailable for investment or position or accountability limits on futures contracts have been triggered. Under normal circumstances, the Fund expects to rebalance its portfolio back to 100% exposure to the Nasdaq-100 and 100% exposure to Bitcoin after the difference in asset weights exceeds 20% (i.e., 110% + 90%) on two consecutive market closes, or after the sum of the assets weights falls below 90% or exceeds 110% of the sum of the Target Exposures on two consecutive market closes.

The investment adviser to the Fund and the Subsidiary is Volatility Shares LLC (the “Adviser”). The Adviser oversees the Fund and implements the day-to-day portfolio management responsibilities for the Fund. In serving as investment adviser to the Fund, the Adviser does not conduct conventional investment research or analysis or forecast market movement or trends. The Adviser will continuously monitor the Fund’s holdings. However, it is possible that the percentage of each exposure may deviate from the Target Exposures.

The Fund is classified as a “non-diversified company” under the 1940 Act. The Fund will not concentrate its investments (i.e., invest more than 25% of the value of its total assets) in securities of issuers in any industry or group of industries, as the term “concentrate” is used in the 1940 Act, except that the Fund will have economic exposure that is concentrated to the extent the Nasdaq-100 concentrates its investments and except that the Fund may invest more than 25% of its total assets in investments that provide exposure to Bitcoin and/or Bitcoin Futures Contracts. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or securities of other investment companies.

Nasdaq-100 Exposure

The Fund seeks to capture the price return of the Nasdaq-100 by having 100% total assets exposure to the price returns of the Nasdaq-100. To do so, the Fund will primarily invest in Nasdaq-100 Futures Contracts, the Underlying Funds that provide exposure to the Nasdaq-100 and/or the equity securities of the constituents comprising the Nasdaq-100. With respect to the Underlying Funds, low-cost ETFs with ample liquidity will be favored. Under normal circumstances, the Fund’s exposure to the Nasdaq-100 strategy will be 100% of the Fund’s total assets. The Fund is an actively-managed ETF and, accordingly, the Adviser will determine, based on market conditions, relative investing costs, and anticipated levels of tracking error from each type of investment, when the Fund will use Nasdaq-100 Futures Contracts, Underlying Funds that provide exposure to the Nasdaq-100 or equities comprising the Nasdaq-100, in seeking to achieve Nasdaq-100 returns. The Fund also reserves the right to obtain exposure to the Nasdaq-100 through either a replication or a representative sampling strategy.

The Nasdaq-100 includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Nasdaq-100 is a modified market capitalization-weighted index, which is a hybrid between equal weighting and conventional capitalization weighting, with significant exposure to large capitalization companies. The Nasdaq-100 reconstitutes annually in December and is rebalanced on a quarterly basis in March, June, September and December. The Nasdaq-100 has significant exposure to companies in the information technology sector.

Bitcoin Exposure

The Fund seeks to capture the price return of Bitcoin by having 100% of its total assets exposed to the price returns of Bitcoin. To do so, the Fund will primarily invest in Bitcoin Futures Contracts and Underlying Funds that provide exposure to Bitcoin. With respect to the Underlying Funds, low-cost ETFs and/or Bitcoin-Linked ETPs that have ample liquidity will be favored. Bitcoin-Linked ETPs seek to track the performance of the price of Bitcoin before payment of the ETPs’ expenses and liabilities and they do this by directly investing in and holding Bitcoin. Under normal circumstances, the Fund’s exposure to Bitcoin will be 100% of the Fund’s total assets. The Fund does not invest directly in Bitcoin.

Bitcoin is a digital asset that can be transferred among participants on the Bitcoin peer-to-peer network (the “Bitcoin Network”) on a peer-to-peer basis via the Internet. Bitcoin can be transferred without the use of a central administrator or clearing agency, unlike other means of electronic payments. Because a central party is not necessary to administer Bitcoin transactions or maintain the Bitcoin ledger, the term decentralized is often used in descriptions of Bitcoin. Bitcoin is based on the decentralized, open-source protocol of a peer-to-peer electronic network. No single entity owns or operates the Bitcoin Network.

Bitcoin is not issued by governments, banks or any other centralized authority. The infrastructure of the Bitcoin Network is collectively maintained on a distributed basis by the network’s participants, consisting of “miners”, who run special software to validate transactions, developers, who maintain and contribute updates to the Bitcoin Network’s source code, and users, who download and maintain on their individual computer a full or partial copy of the Bitcoin Blockchain (defined below) and related software. Anyone can be a user, developer, or miner. The Bitcoin Network is accessed through software, and software governs the creation, movement, and ownership of Bitcoin. The source code for the Bitcoin Network and related software protocol is open-source, and anyone can contribute to its development. The value of Bitcoin is in part determined by the supply of, and demand for, Bitcoin in the global markets for the trading of Bitcoin, market expectations for the adoption of Bitcoin as a decentralized store of value, the number of merchants and/or institutions that accept Bitcoin as a form of payment, and the volume of peer-to-peer transactions, among other factors.

Bitcoin transaction and ownership records are reflected on the blockchain ledger for Bitcoin (the “Bitcoin Blockchain”). Miners authenticate and bundle Bitcoin transactions sequentially into files called “blocks”, which requires performing computational work to solve a cryptographic puzzle set by the Bitcoin Network’s software protocol. Because each solved block contains a reference to the previous block, they form a chronological “chain” back to the first Bitcoin transaction. Copies of the Bitcoin Blockchain are stored in a decentralized manner on the computers of each individual Bitcoin Network full node, i.e., any user who chooses to maintain on their computer a full copy of the Bitcoin Blockchain as well as related software. Each Bitcoin is associated with a set of unique cryptographic “keys”, in the form of a string of numbers and letters, which allow whoever is in possession of the private key to assign that Bitcoin in a transfer that the Bitcoin network will recognize.

Fund Investments

In order to obtain the 100% exposure to the Nasdaq-100 plus 100% exposure to Bitcoin, the Fund intends to enter into cash-settled Futures Contracts as the “buyer.” In simplest terms, in a cash-settled futures contract the counterparty pays cash to the buyer if the price of a futures contract goes up, and buyer pays cash to the counterparty if the price of the futures contract goes down. Futures contracts have a limited maturity before they expire (e.g., monthly). The Fund will frequently “roll” its Futures Contracts and replace an expiring contract with a contract that expires further in the future. Futures contracts with a longer term to expiration may be priced higher than futures contracts with a shorter term to expiration, a relationship called “contango”. When rolling futures contracts that are in contango the Fund will close its long position by selling the shorter term contract at a relatively lower price and buying a longer-dated contract at a relatively higher price. The presence of contango will adversely affect the performance of the Fund. Conversely, futures contracts with a longer term to expiration may be priced lower than futures contracts with a shorter term to expiration, a relationship called “backwardation”. When rolling long futures contracts that are in backwardation, the Fund will close its long position by selling the shorter term contract at a relatively higher price and buying a longer-dated contract at a relatively lower price. The presence of backwardation may positively affect the performance of the Fund.

The Fund invests in Futures Contracts, and other investments that provide exposure to Bitcoin or the Nasdaq-100, indirectly via the Subsidiary. The Subsidiary and the Fund will have the same investment adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the 1940 Act governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total assets. The Subsidiary’s custodian is U.S. Bank, N.A. References to investments by the Fund should be read to mean investments by either the Fund or the Subsidiary.

If circumstances occur where market prices for Futures Contracts were not readily available, the Fund would fair value its Futures Contracts in accordance with its pricing and valuation policy and procedures for fair value determinations. Pursuant to those policies and procedures, the Adviser would consider various factors, such as pricing history; market levels prior to price limits or halts; supply, demand, and open interest in Bitcoin Futures Contracts; comparison to other major digital asset futures, such as ether; and Bitcoin prices in the spot market. The Adviser would document its proposed pricing and methodology, detailing the factors that entered into the valuation.

The Fund may also purchase shares of the Underlying Funds to obtain its 100% plus 100% exposure to the Nasdaq-100 and Bitcoin. The Underlying Funds are structured as ETFs or exchange-traded products (“ETPs”), which are investment pools that invest in other securities and are traded on an exchange. ETFs are a type of registered investment company under the 1940 Act, while ETPs are not registered as investment companies under the 1940 Act. The Underlying Funds in which the Fund may invest will seek to replicate the performance of either the Nasdaq-100 or Bitcoin. Additionally, the Fund may also invest directly in the equity securities of the constituents of the Nasdaq-100.

The Fund will also invest assets in Collateral Investments, which are designed to provide liquidity and serve as margin for the Fund’s investments in Nasdaq-100 Futures Contracts and/or the Subsidiary’s investments in Bitcoin Futures Contracts. The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) investment companies registered under the 1940 Act that invest in high-quality securities; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Fund expects that it will primarily invest its assets in Collateral Investments that are “securities,” as such term is defined under the 1940 Act.

In addition to the assets detailed above, the Fund may also invest in other investments to meet its investment objective and maintain its desired 100% plus 100% exposure, while maintaining its tax status as a regulated investment company on days in and around quarter-end and/or help the Fund maintain its desired exposure to both the Nasdaq-100 and Bitcoin if it is approaching or has exceeded its position limits or accountability levels, or because of liquidity or other constraints. These investments include the following:

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements which are a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

As a result of the Fund repurchasing the securities at a higher price, the Fund will lose money by engaging in reverse repurchase agreement transactions.

As noted above, because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year (the “Asset Diversification Test”). At other times of the year, the Fund’s investments in the Subsidiary will significantly exceed 25% of the Fund’s total (or gross) assets.

When the Fund seeks to reduce its total assets exposure to the Subsidiary or otherwise enters into these transactions, it may use the short-term U.S. Treasury Bills (“Treasury Bills”) it owns (and purchase additional Treasury Bills as needed) to transact in reverse repurchase agreement transactions, which are ostensibly loans to the Fund. Those loans will increase the gross assets of the Fund. When the Fund enters into a reverse repurchase agreement, it will either (i) be consistent with Section 18 of the 1940 Act and maintain asset coverage of at least 300% of the value of the reverse repurchase agreement; or (ii) treat the reverse repurchase agreement transactions as derivative transactions for purposes of Rule 18f-4 under the 1940 Act (“Rule 18f-4”), including as applicable, the value-at-risk based limit on leverage risk.

Bitcoin-Linked ETPs

The Fund may invest in shares of Bitcoin-Linked ETPs, which investment products that are not registered under the 1940 Act, trade intra-day on a national securities exchange and derive their value from a basket of spot Bitcoin. Bitcoin-Linked ETPs are passively managed and do not pursue active management investment strategies, and their sponsors do not actively manage the Bitcoin held by the ETP. This means that the sponsor of the ETP does not sell Bitcoin at times when its price is high or acquire Bitcoin at low prices in the expectation of future price increases. Although the shares of a Bitcoin-Linked ETP are not the exact equivalent of a direct investment in Bitcoin, they provide investors with an alternative that constitutes a relatively cost-effective way to obtain Bitcoin exposure through the securities market.

Swaps that reference either the Nasdaq-100 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin.

The Fund may invest in cash-settled swap agreements referencing either the Nasdaq-100 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin. Swap contracts are transactions entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a swap transaction, the Fund and a counterparty will agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, the two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument. In the case of the Fund, the reference asset can be either the Nasdaq-100 or Bitcoin, shares of the Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin.

Option Contracts that reference either the Nasdaq-100 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin.

The Fund may invest in cash-settled option contracts referencing either the Nasdaq-100 or Bitcoin, Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. A call option contract gives the buyer of the call option contract the right (but not the obligation) to buy, and the seller of the call option contract (i.e., the “writer”) the obligation to sell, a specified amount of an underlying security at a pre-determined price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the writer of the put option contract the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price. In the case of the Fund, the reference asset for its option contracts can be either the Nasdaq-100 or Bitcoin, shares of the Underlying Funds, or indices that provide similar exposure to that of the Nasdaq-100 or Bitcoin.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its assets (including borrowings for investment purposes) in assets that provide exposure to the Nasdaq-100 and Bitcoin.
Volatility Premium Plus ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing its assets in futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), that comprise the Index and other “Financial Instruments” (as defined below). The Fund will invest in VIX Futures Contracts via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts that comprise the Index. The number and type of these contracts will naturally change day-to-day as the Fund takes a daily rolling short position in such contracts. In order to achieve investment results that correspond to the daily performance of the Index, the Fund will rebalance its portfolio on a daily basis. The rebalancing of the portfolio will not be affected by the performance of the Fund or the Index for any prior period. “Financial Instruments” are instruments whose value is derived from the value of an underlying asset, rate or benchmark and include futures contracts, options transactions, swap agreements and forward contracts. Volatility Shares LLC (the “Adviser” or “Volatility Shares”) serves as investment adviser to the Fund. The Fund is classified as a “non-diversified company” under the 1940 Act.

The Index is designed to measure the performance of is designed to measure the performance of the inverse of the S&P 500 VIX Mid-Term Futures Index, which in turn measures the return of a daily rolling long position in the fourth, fifth, sixth and seventh month VIX futures contracts.. The Index consists of the shortest term and longest term VIX Futures Contracts that are rolled daily so that the shortest month VIX Futures Contract is rolled to the fourth longest month VIX Futures Contracts in equal daily fractional amounts. This portfolio rolling seeks to maintain a constant weighted average time to maturity of approximately five months (i.e., through its daily rolling, the strategy seeks to equally weight each of the VIX Futures Contracts by maturity date). The Fund’s regular purchases and sales of VIX Futures Contracts throughout the year may cause the Fund to experience higher than normal portfolio turnover.

The Fund’s investment objective and policies described herein are non-fundamental policies that the Board of Trustees of the Trust may change without shareholder approval upon 60 days’ prior written notice to the Fund’s shareholders.

The Fund continuously rolls short positions in VIX Futures Contracts. If the VIX Futures term structure is in contango (where the price of longer dated VIX Futures Contracts is higher than the price of shorter dated VIX Futures Contracts), the Fund benefits from rolling its short positions to new VIX Futures Contracts as the existing VIX Futures Contracts approach expiration. When the Fund closes out its short position in the expiring VIX Futures Contract and opens a new short position in the next VIX Futures Contract, the price difference (if the new contract is more expensive) results in a gain, i.e. selling futures at a higher price and buying futures back at a lower price. This gain is commonly referred to as volatility premium or roll yield (“Volatility Premium”).

The Fund intends to distribute these premiums, if any, by declaring and paying a monthly dividend.

The Fund has adopted a policy to invest in futures contracts and other securities in an amount that provides investment exposure of at least 80% of the value of the Fund’s net assets (plus the mount of any borrowing for investment purposes) to VIX Futures Contracts. The Fund’s investment objective and 80% investment policy are non-fundamental policies that the Board of Trustees of the Trust may change without shareholder approval upon 60 days’ prior written notice to the Fund’s shareholders.

The Index and the VIX are two separate indices and can be expected to perform very differently. The VIX is a non-investable index that measures the implied volatility of the S&P 500 Index (the “S&P 500”). For these purposes, “implied volatility” is a measure of the expected volatility (i.e., the rate and magnitude of variations in performance) of the S&P 500 over the next 30 days. The VIX does not represent the actual volatility of the S&P 500. Unlike many indexes, the VIX is not an investable index. The VIX is calculated based on the prices of a constantly changing portfolio of S&P 500 put and call options. The Index, on the other hand, consists of short positions in mid-term VIX Futures Contracts and the Fund’s portfolio will comprise of short positions on VIX Futures Contracts that comprise the Index. As such, the performance of the Index, and therefore the performance of the Fund, can be expected to be very different from the actual volatility of the S&P 500 or inverse (-1x) the performance of the VIX. As a result, the performance of the Fund also can be expected to be very different from inverse (-1x) the actual volatility of the S&P 500.

In addition to its investments in Financial Instruments, the Fund will invest its remaining assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity, serve as margin, or otherwise collateralize the Fund’s investments in Financial Instruments. In addition, as described below, Collateral Investments are among the types of investments the Fund may make if circumstances require the Fund to invest in Secondary Investments, as described below.

The Adviser uses a mathematical approach to investing. Using this approach, the Adviser determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce daily returns consistent with the daily Fund’s investment objective. The Fund may invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in Financial Instruments, with the intent of obtaining exposure with aggregate characteristics similar to those of the single day returns of the Index. In managing the assets of the Fund, the Adviser does not invest the assets of the Fund in securities or Financial Instruments based on the Adviser’s view of the investment merit of a particular security, instrument, or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends. The Fund seeks to remain fully invested at all times in securities and/or Financial Instruments that, in combination, produce investment results that, before fees and expenses, match single day returns of the Index (and inverse exposure to the Index), consistent with its investment objective, without regard to market conditions, trends or direction. The Fund seeks investment results for a single day only, measured as the time the Fund calculates its NAV to the next time the Fund calculates its NAV, and not for any other period.

The Fund seeks to engage in daily rebalancing to position its portfolio so that its exposure to the Index is consistent with the Fund’s daily investment objective. The time and manner in which the Fund rebalances its portfolio may vary from day-to-day at the discretion of the Adviser, depending on market conditions and other circumstances. The Index’s movements during the day will affect whether the Fund’s portfolio needs to be rebalanced. For example, if the Index has risen on a given day, net assets of the Fund should rise (assuming there were no Creation Unit redemptions). As a result, the Fund’s exposure will need to be increased. Conversely, if the Index has fallen on a given day, net assets of the Fund should fall (assuming there were no Creation Units issued). As a result, the Fund’s exposure will need to be decreased.

Daily rebalancing and the compounding of each day’s return over time means that the return of the Fund for a period longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ in amount, and possibly even direction, from the return of the Index for the same period. The Fund will lose money if the Index’s performance is flat over time, and the Fund can lose money regardless of the performance of the Index, as a result of daily rebalancing, the Index’s volatility, compounding of each day’s return and other factors. See “Principal Risks” below.

The Fund invests in VIX Futures Contracts indirectly via the Subsidiary. VIX Futures Contracts are traded on commodity exchanges registered with the CFTC. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to VIX Futures Contracts in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment Adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. The Subsidiary’s custodian is U.S. Bank National Association.

Secondary Investments

The Fund’s ability to invest in VIX Futures Contracts will be limited by the applicable position limits of the Cboe Futures Exchange, Inc. (“CFE”), and the requirement that the size of the Fund’s Subsidiary, which will hold the VIX Futures Contracts, will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. If the Fund is unable to purchase or sell VIX Futures Contracts due to such limitations, the Fund will invest, in the discretion of the Adviser, in other Financial Instruments, exchange traded funds with investment objective and strategies similar to those of the Fund and/or additional Collateral Investments (collectively, “Secondary Investments”).

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy to invest in futures contracts and other securities in an amount that provides investment exposure of at least 80% of the value of the Fund’s net assets (plus the mount of any borrowing for investment purposes) to VIX Futures Contracts.